Current and Long-Term Debt - Citibank/K-Sure credit facility (Details)	1 Months Ended
	Sep. 30, 2017 USD ($) vessel tranche	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,767,193,000	$ 1,882,681,000
Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche	2
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	135.00%
Deposit in debt service reserve account		4,000,000
Debt outstanding		$ 104,100,000
Citibank / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 25,100,000.0
Citibank / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	91,200,000.0
Periodic borrowing payment amount	$ 2,100,000
Borrowings instrument term	12 years
Consolidated Liquidity Requirement - Scenario One [Member] | Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Vessels [member] | STI Excellence, STI Executive, STI Experience and STI Express [Member] | Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel	4
London Interbank Offered Rate (LIBOR) [Member] | Citibank / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
London Interbank Offered Rate (LIBOR) [Member] | Citibank / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.60%